Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Loss before income taxes	$ (48,207)	$ (40,233)
Statutory rate	26.50%	26.50%
Tax recovery at statutory rate	$ (12,775)	$ (10,662)
Mexican mining royalty	84	852
Impact of foreign tax rates	(31)	9
Non-deductible expenses	3,544	2,351
Losses not recognized	9,857	5,390
Income tax recovery	$ 679	$ (2,060)